Reporting and Accounting Policies - Supplemental Cash Flow Information, non-cash activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Significant Noncash Transactions [Line Items]
Dividends payable	$ 7,972	$ 2,695
Operating lease liabilities	91	96	$ 114
Common equities
Other Significant Noncash Transactions [Line Items]
Dividends payable	$ 7,972	$ 2,695	$ 498